STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended				12 Months Ended
	Feb. 28, 2023	Jun. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Oct. 30, 2023	Jul. 01, 2023	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0001			$ 0.20
Common Stock, Par or Stated Value Per Share					$ 0.0001				$ 0.0001
Fair Value Adjustment of Warrants	$ 109,780
Consulting expenses					$ 3,500,000	$ 800,000
Stock Issued During Period, Shares, New Issues				27,000,000.0
Debt Instrument, Face Amount											$ 27,000,000.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted	8,444,663					818,181,819
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations						1,028,515,152
John Thatch [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding						8,444,663
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.0001
Fair Value Adjustment of Warrants						$ 109,780
Independent Sales Force [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted								4,013,000
Fair value								$ 1,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations							1,507,200	2,066,600
Independent Sales Force [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01
Warrant term								1 year
Independent Sales Force [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.25
Warrant term								2 years
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted						8,444,663
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations						4,700,000
Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Adjustment of Warrants			$ 3,500,000
Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share										$ 0.001
DSS [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Professional Fees			$ 60,000
Class of Warrant or Right, Outstanding			50,000,000.0
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.0001
Common Stock, Par or Stated Value Per Share			$ 0.07
Fair Value Adjustment of Warrants			$ 3,500,000
Stock Issued During Period, Shares, New Issues	50,000,000.0
DSSI [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.033
Debt Instrument, Face Amount		$ 30,000,000.0
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		150,000,000
Conversion of Stock, Shares Converted		818,181,819
DSSI [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt Instrument, Face Amount		$ 27,000,000.0
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		818,181,819